Fees Summary	Jul. 30, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 49,500,000
Previously Paid Amount	(0)
Total Fee Amount	6,835.95
Total Offset Amount	(0)
Net Fee	$ 6,835.95
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A